Derivative Liabilities (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011
Underlying number of units of convertible preferred stock	2,575	2,575
Underlying number of warrants		17,166,667
Current exercise price of warrants		$ 0.25
Current conversion price of preferred stock		$ 0.15
Investment Rights Liability [Member]
Time to expiration		1 year
Risk-free interest rate		1.23%
Estimated volatility		58.00%
Dividend		0.00%
Stock price		$ 0.13